Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000219256
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Class Name	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Trading Symbol	SIXH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$36	0.70%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 542,602,746
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 821,084
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$542,602,746	53	$821,084	104%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-3.9%
Short-Term Investment	0.1%
Real Estate	1.3%
Exchange-Traded Fund	3.9%
Consumer Discretionary	3.9%
Energy	4.8%
Utilities	5.0%
Financials	7.6%
Industrials	7.7%
Communication Services	13.9%
Health Care	14.5%
Information Technology	18.0%
Consumer Staples	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Altria Group	5.0%
Philip Morris International	4.2%
Verizon Communications	3.9%
SPDR S&P 500 ETF Trust	3.9%
AT&T	3.7%
Qualcomm	3.7%
PepsiCo	3.6%
Lam Research	3.2%
NVIDIA	2.8%
Colgate-Palmolive	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials
C000219253
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Low Beta Equity Strategy ETF
Class Name	ETC 6 Meridian Low Beta Equity Strategy ETF
Trading Symbol	SIXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETC 6 Meridian Low Beta Equity Strategy ETF	$23	0.46%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 188,896,802
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 297,014
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$188,896,802	241	$297,014	13%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.1%
Information Technology	1.4%
Energy	1.6%
Communication Services	2.6%
Materials	2.6%
Consumer Discretionary	5.8%
Industrials	7.5%
Real Estate	13.0%
Health Care	14.5%
Financials	16.0%
Consumer Staples	16.9%
Utilities	17.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Progyny	0.6%
Elevance Health	0.6%
TG Therapeutics	0.6%
DaVita	0.6%
Whitestone REIT, Cl B	0.5%
EZCORP, Cl A	0.5%
Virtu Financial, Cl A	0.5%
Exelixis	0.5%
UL Solutions, Cl A	0.5%
Sensient Technologies	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials
C000219254
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Mega Cap Equity ETF
Class Name	ETC 6 Meridian Mega Cap Equity ETF
Trading Symbol	SIXA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETC 6 Meridian Mega Cap Equity ETF	$24	0.45%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 486,639,466
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 693,671
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$486,639,466	50	$693,671	97%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.1%
Real Estate	1.3%
Consumer Discretionary	3.9%
Energy	4.8%
Utilities	5.0%
Financials	7.7%
Industrials	7.7%
Communication Services	13.9%
Health Care	14.4%
Information Technology	18.0%
Consumer Staples	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Altria Group	5.0%
Philip Morris International	4.2%
Verizon Communications	3.9%
AT&T	3.7%
Qualcomm	3.7%
PepsiCo	3.6%
Lam Research	3.2%
NVIDIA	2.8%
Colgate-Palmolive	2.8%
Mondelez International, Cl A	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials
C000219255
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Small Cap Equity ETF
Class Name	ETC 6 Meridian Small Cap Equity ETF
Trading Symbol	SIXS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETC 6 Meridian Small Cap Equity ETF	$24	0.47%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 126,835,784
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 185,258
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$126,835,784	84	$185,258	35%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.1%
Energy	2.4%
Industrials	3.9%
Information Technology	5.0%
Communication Services	5.4%
Consumer Discretionary	7.4%
Real Estate	8.0%
Utilities	12.2%
Consumer Staples	12.3%
Health Care	16.6%
Financials	26.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Horace Mann Educators	2.4%
Enact Holdings	2.2%
Innoviva	2.1%
HCI Group	2.0%
Cal-Maine Foods	1.9%
Pitney Bowes	1.7%
Progyny	1.6%
StoneX Group	1.6%
NetScout Systems	1.6%
Catalyst Pharmaceuticals	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials
C000226842
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Quality Growth ETF
Class Name	ETC 6 Meridian Quality Growth ETF
Trading Symbol	SXQG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETC 6 Meridian Quality Growth ETF	$26	0.52%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 67,616,122
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 101,989
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$67,616,122	94	$101,989	25%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.1%
Short-Term Investment	0.3%
Energy	0.6%
Industrials	5.7%
Consumer Discretionary	6.6%
Consumer Staples	11.5%
Financials	11.9%
Communication Services	12.6%
Health Care	15.9%
Information Technology	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alphabet, Cl A	6.1%
Apple	5.8%
NVIDIA	5.6%
Microsoft	5.2%
Eli Lilly	4.8%
Visa, Cl A	4.4%
Palantir Technologies, Cl A	4.3%
Costco Wholesale	4.1%
Mastercard, Cl A	4.0%
Walmart	4.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials